UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end:  August 31, 2016

Date of reporting period:  August 31, 2016

Item 1. Report to Stockholders.

Equity and Alternative Mutual Funds

ATAC Beta Rotation Fund – Investor Class (BROTX)
ATAC Inflation Rotation Fund – Investor Class (ATACX)

Annual Report

www.atacfunds.com	August 31, 2016

ATAC FUNDS

October 7, 2016

Dear Fellow Shareholders:

On behalf of the Pension Partners team, we would like to thank you for your investment in the ATAC Rotation Funds.

The goal of the ATAC Inflation Rotation Fund (“ATACX”) is to serve as an uncorrelated strategy which over time can enhance a portfolio’s risk and return characteristics. The goal of the ATAC Beta Rotation Fund (“BROTX”) is to outperform the equity market in various economic environments by rotating into the right sectors at the right time.

By utilizing a buy and rotate approach which uses historical leading indicators of volatility, our Funds place a large emphasis on risk management, seeking to preserve capital by rotating fully into Treasuries (in “ATACX”) or defensive sectors (in “BROTX”) in advance of periods of market stress.

For the fiscal year ended August 31, 2016, the ATAC Inflation Rotation Fund returned 1.81% versus a return of 6.40% for the Lipper Flexible Portfolio Fund Index and a return of 9.37% for the ATAC Inflation Rotation Blended Index. During the same period, the ATAC Beta Rotation Fund returned 11.58% versus a return of 12.55% the S&P 500® Index.

During the fiscal year, ATACX experienced net gains in U.S. Treasury positions (both long and short duration) and U.S. Small Cap equities. ATACX experienced net losses in Emerging Market equities and U.S. Large Caps. ATACX’s underperformance relative to its benchmarks can be attributed to unfavorable market conditions for tactical strategies, including increasing volatility of volatility, as measured by the Volatility Index (VIX). Increased volatility of volatility led to whipsaws where ATACX incurred losses in an underperforming asset class.

During the fiscal year, BROTX experienced net gains in all of the major sectors with the exception of Health Care. The largest gains were concentrated in the more defensive Utilities and Consumer Staples sectors which the fund was overweight at various times during the fiscal year. BROTX’s underperformance relative to its benchmark can be attributed to unfavorable market conditions for sector rotation strategies, including increasing volatility of volatility, as measured by the VIX. Increased volatility of volatility led to whipsaws at times where BROTX was invested in underperforming sectors relative to the broad market indices.

Over a complete market cycle, it is risk management which we believe is the most effective way to help preserve capital and compound wealth.  Compounding wealth requires positive returns and the avoidance of large losses – there is simply no other way. Importantly, one must take a longer-term view and evaluate a strategy beyond small samples, understanding the process and role those strategies have in one’s overall asset allocation policy.

Thank you again for your trust and confidence in our distinctive approach to portfolio management.

Sincerely,

Edward M. Dempsey, CFP® & Michael A. Gayed, CFA

ATAC FUNDS

Past performance is not a guarantee of future results.

Opinions expressed are those of Pension Partners, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  Please see the schedule of investments for current holdings.

Mutual fund investing involves risk. Principal loss is possible. Because the Funds invest primarily in ETFs, they may invest a greater percentage of its assets in the securities of a single issuer and therefore is considered non-diversified. If a Fund invests a greater percentage of its assets in the securities of a single issuer, its value may decline to a greater degree than if the fund held were a more diversified mutual fund. The Funds are expected to have a high portfolio turnover ratio which has the potential to result in the realization by the Funds and distribution to shareholders of a greater amount of capital gains. This means that investors will be likely to have a higher tax liability. Because the Funds invest in Underlying ETFs an investor will indirectly bear the principal risks of the Underlying ETFs, including but not limited to, risks associated with investments in ETFs, large and smaller companies, real estate investment trusts, foreign securities, non-diversification, high yield bonds, fixed income investments, derivatives, leverage, short sales and commodities. The Funds will bear their share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.

All investing involves risks. Investing in emerging markets has more risk such as increased volatility, relatively unstable governments; social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Investing in small cap companies involve additional risks such as limited liquidity and greater volatility than large companies.

Diversification does not assure a profit or protect against loss in a declining market.

Correlation is a statistical measure of how two securities move in relation to each other.

The Inflation Rotation Blended Index is a custom index comprised of a 50.00% weighting to the Bloomberg Barclays Aggregate Bond Index, a 33.33% weighting to the Russell 3000 Index, and a 16.67% weighting to the Russell Global Emerging Markets Index. The Bloomberg Barclays Aggregate Bond Index is an index composed of the total U.S. investment-grade bond market. The Russell 3000® Index is composed of 3000 large U.S. companies, as determined by market capitalization. The Russell Global Emerging Markets Index measures the performance of emerging countries equity markets based on all investable equity securities.

One may not directly invest in an index.

The report must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

ATAC BETA ROTATION FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of August 31, 2016

	1 Year	Since Inception(1)
ATAC Beta Rotation Fund	11.58%	4.50%
S&P 500 Index(2)	12.55%	8.65%

(1)	April 9, 2014.
(2)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. This Index cannot be invested in directly.

ATAC INFLATION ROTATION FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of August 31, 2016

	1 Year	Since Inception(1)
ATAC Inflation Rotation Fund	1.81%	3.83%
Lipper Flexible Portfolio Funds Index(2)	6.40%	6.36%
ATAC Inflation Rotation Blended Index(3)	9.37%	6.25%
Bloomberg Barclays U.S. Aggregate Bond Index(4)	5.97%	2.72%
Russell 3000® Index(5)	11.44%	13.38%
Russell Global Emerging Markets Index(6)	13.74%	1.82%

(1)	September 10, 2012.
(2)
The Lipper Flexible Portfolio Funds Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper. This Index cannot be invested in directly.

(3)
The ATAC Inflation Rotation Blended Index consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 33.33% Russell 3000® Index, and 16.67% Russell Global Emerging Markets Index. This Index cannot be invested in directly.

(4)	The Bloomberg Barclays U.S. Aggregate Bond Index is an index composed of the total U.S. investment-grade bond market. This Index cannot be invested in directly.
(5)	The Russell 3000® Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This Index cannot be invested in directly.
(6)	The Russell Global Emerging Markets Index measures the performance of emerging countries equity markets based on all investable equity securities. This Index cannot be invested in directly.

ATAC BETA ROTATION FUND

Asset Allocation (Unaudited)
as of August 31, 2016(1)
(% of total investments)

Fund Holdings (Unaudited)
as of August 31, 2016(1)
(% of net assets)

Vanguard Energy Fund	17.6%
Vanguard Information Technology Fund	17.6%
Vanguard Industrials Fund	17.5%
Vanguard Financials Fund	17.5%
Vanguard Materials Fund	15.2%
Vanguard Consumer Discretionary Fund	14.8%

(1)	Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any security.

ATAC INFLATION ROTATION FUND

Asset Allocation (Unaudited)
as of August 31, 2016(1)
(% of total investments)

Fund Holdings (Unaudited)
as of August 31, 2016(1)
(% of net assets)

Vanguard FTSE Emerging Markets Fund	66.0%
iShares Core MSCI Emerging Markets Fund	39.6%
iShares MSCI Emerging Markets Fund	13.1%
WisdomTree Emerging Markets High Dividend Fund	13.1%

(1)	Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any security.

ATAC FUNDS

Expense Examples (Unaudited)
August 31, 2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 – August 31, 2016).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

ATAC Beta Rotation Fund			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (3/1/2016)	Value (8/31/2016)	(3/1/2016 to 8/31/2016)
Investor Class Actual(2)	$1,000.00	$1,135.50	$9.39
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,016.34	$8.87

(1)
Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.75%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended August 31, 2016 of 13.55%.

ATAC Inflation Rotation Fund			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (3/1/2016)	Value (8/31/2016)	(3/1/2016 to 8/31/2016)
Investor Class Actual(4)(5)	$1,000.00	$1,151.80	$11.30
Investor Class Hypothetical(6)
(5% return before expenses)	$1,000.00	$1,014.63	$10.58

(3)
Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 2.09%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended August 31, 2016 of 15.18%.
(5)	Excluding interest expense, the actual expenses would be $9.41.
(6)	Excluding interest expense, the hypothetical expenses would be $8.82.

ATAC BETA ROTATION FUND

Schedule of Investments
August 31, 2016

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 100.2%
Vanguard Consumer Discretionary Fund	7,846	$991,891
Vanguard Energy Fund	12,390	1,177,794
Vanguard Financials Fund	22,985	1,167,638
Vanguard Industrials Fund	10,473	1,168,996
Vanguard Information Technology Fund	9,980	1,176,542
Vanguard Materials Fund	9,352	1,011,980
Total Exchange-Traded Funds
(Cost $6,598,289)		6,694,841

SHORT-TERM INVESTMENT – 0.1%
Invesco Treasury Portfolio, Institutional Class, 0.22%^
(Cost $6,551)	6,551	6,551
Total Investments – 100.3%
(Cost $6,604,840)		6,701,392
Other Assets and Liabilities, Net – (0.3)%		(20,668)
Total Net Assets – 100.0%		$6,680,724

^	The rate shown is the annualized seven day effective yield as of August 31, 2016.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Schedule of Investments
August 31, 2016

Description	Shares	Value
EXCHANGE-TRADED FUNDS# – 131.8%
iShares Core MSCI Emerging Markets Fund*	743,533	$33,020,301
iShares MSCI Emerging Markets Fund	300,590	10,980,553
Vanguard FTSE Emerging Markets Fund*+	1,473,827	55,047,438
WisdomTree Emerging Markets High Dividend Fund+	290,356	10,931,903
TOTAL EXCHANGE-TRADED FUNDS
(Cost $108,160,719)		109,980,195

SHORT-TERM INVESTMENT – 0.4%
Invesco Treasury Portfolio, Institutional Class, 0.22%^
(Cost $305,905)	305,905	305,905
Total Investments – 132.2%
(Cost $108,466,624)		110,286,100
Other Assets and Liabilities, Net – (32.2)%		(26,876,375)
Total Net Assets – 100.0%		$83,409,725

#	As of August 31, 2016 the Fund had a significant position of its assets invested in the Emerging Markets sector. See Note 10 in the Notes to the Financial Statements.
*
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

+	All or a portion of this security is designated as collateral for a line of credit. As of August 31, 2016 the value of the collateral was $61,418,036.
^	The rate shown is the annualized seven day effective yield as of August 31, 2016.

See Notes to the Financial Statements

ATAC FUNDS

Statements of Assets and Liabilities
August 31, 2016

	Beta Rotation	Inflation Rotation
	Fund	Fund
ASSETS:
Investments, at value:
(Cost: $6,604,840 and $108,466,624, respectively)	$6,701,392	$110,286,100
Interest receivable	10	215
Receivables for capital shares sold	—	75,752
Receivable for adviser reimbursements	6,340	—
Prepaid expenses	10,004	16,538
Total assets	6,717,746	110,378,605

LIABILITIES:
Loans payable	—	26,763,089
Payable to investment adviser	—	83,270
Payable for capital shares redeemed	—	51,454
Payable for fund administration & accounting fees	11,503	14,108
Payable for compliance fees	1,756	1,753
Payable for transfer agent fees & expenses	3,894	8,977
Payable for custody fees	1,057	2,197
Payable for trustee fees	155	—
Payable for interest expense	—	1,664
Accrued expenses	17,120	21,458
Accrued distribution fees	1,537	20,910
Total liabilities	37,022	26,968,880

NET ASSETS	$6,680,724	$83,409,725

NET ASSETS CONSIST OF:
Paid-in capital	$6,325,132	$94,545,523
Accumulated undistributed net investment income (loss)	32,625	(532,493)
Accumulated undistributed net realized gain (loss) on investments	226,415	(12,422,781)
Net unrealized appreciation on investments	96,552	1,819,476
Net Assets	$6,680,724	$83,409,725

Shares outstanding, unlimited number of shares authorized without par value	247,485	3,096,176

Net asset value, redemption price and offering price per share(1)	$26.99	$26.94

(1)	A redemption fee of 2.00% is assessed against shares redeemed within 90 days of purchase.

See Notes to the Financial Statements

ATAC FUNDS

Statements of Operations
For the Year Ended August 31, 2016

	Beta Rotation	Inflation Rotation
	Fund	Fund
INVESTMENT INCOME:
Dividend income	$164,189	$1,031,344
Interest income	175	1,339
Total investment income	164,364	1,032,683

EXPENSES:
Investment adviser fees (See Note 4)	89,227	1,065,319
Fund administration & accounting fees (See Note 4)	70,250	90,202
Transfer agent fees & expenses (See Note 4)	26,617	65,138
Federal & state registration fees	20,143	25,568
Distribution fees (See Note 5)	17,845	213,064
Audit fees	15,506	15,506
Legal fees	11,505	11,505
Compliance fees (See Note 4)	10,502	10,502
Trustee fees (See Note 4)	10,006	10,224
Custody fees (See Note 4)	6,421	14,521
Postage & printing fees	1,874	12,274
Other	5,360	8,322
Total expenses before interest expense	285,256	1,542,145
Interest expense (See Note 9)	—	238,290
Total expenses before reimbursement/waiver	285,256	1,780,435
Less: reimbursement/waiver from investment adviser	(160,339)	(59,221)
Net expenses	124,917	1,721,214

NET INVESTMENT INCOME (LOSS)	39,447	(688,531)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	399,405	(3,053,674)
Capital gain distributions from regulated investment companies	—	53,843
Net change in unrealized appreciation on investments	347,336	1,718,642

Net realized and unrealized gain (loss) on investments	746,741	(1,281,189)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$786,188	$(1,969,720)

See Notes to the Financial Statements

ATAC BETA ROTATION FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2016	August 31, 2015
OPERATIONS:
Net investment income (loss)	$39,447	$(6,822)
Net realized gain (loss) on investment transactions	399,405	(128,149)
Net change in unrealized
appreciation (depreciation) on investments	347,336	(254,324)
Net increase (decrease) in net assets resulting from operations	786,188	(389,295)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,068,928	7,022,513
Proceeds from reinvestment of distributions	—	88,631
Payments for shares redeemed	(3,656,946)	(1,723,770)
Redemptions fees	472	1,175
Net increase (decrease) in net assets resulting
from capital share transactions	(1,587,546)	5,388,549

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	—	(89,691)
Total distributions to shareholders	—	(89,691)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(801,358)	4,909,563

NET ASSETS:
Beginning of year	7,482,082	2,572,519
End of year, including accumulated undistributed net
investment income (loss) of $32,625 and $(6,822), respectively	$6,680,724	$7,482,082

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2016	August 31, 2015
OPERATIONS:
Net investment income (loss)	$(688,531)	$159,522
Net realized loss on investment transactions	(3,053,674)	(5,361,518)
Capital gain distributions from
regulated investment companies	53,843	10,292
Net change in unrealized appreciation on investments	1,718,642	145,234
Net decrease in net assets resulting from operations	(1,969,720)	(5,046,470)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	42,863,585	50,819,188
Proceeds from reinvestment of distributions	—	226,454
Payments for shares redeemed	(41,468,348)	(64,572,177)
Redemptions fees	15,566	18,775
Net increase (decrease) in net assets resulting
from capital share transactions	1,410,803	(13,507,760)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(238,308)
Total distributions to shareholders	—	(238,308)

TOTAL DECREASE IN NET ASSETS	(558,917)	(18,792,538)

NET ASSETS:
Beginning of year	83,968,642	102,761,180
End of year, including accumulated undistributed net
investment loss of $(532,493) and $(151,237), respectively	$83,409,725	$83,968,642

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statement of Cash Flows

Year Ended
August 31, 2016
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(1,969,720)

Adjustments to reconcile net decrease in net assets from
operations to net cash used for operating activities:
Purchases of investments	(2,332,369,413)
Proceeds from sales of investments	2,304,542,637
Interest included in loan payable	63,089
Purchases and sales of short-term investments, net	3,401,143
Changes in operating assets and liabilities
Decrease in receivable for investment securities sold	67,911,425
Increase in interest receivable	(184)
Increase in prepaid expenses	(1,562)
Decrease in payable for investment securities purchased	(71,027,976)
Increase in payable to investment adviser	3,326
Increase in accrued interest expense	1,522
Decrease in other expenses	(17,818)
Net change in unrealized appreciation of investments	(1,718,642)
Net realized loss	3,053,674
Net cash used for operating activities	(28,128,499)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold(a)	42,915,471
Cost of shares redeemed(b)	(41,486,972)
Loan borrowings	220,682,578
Loan repayments	(193,982,578)
Net cash provided by financing activities	28,128,499
Net change in cash	—

Cash:
Beginning of year	—
End of year	$—

Supplemental disclosure of cash flow and non-cash information:
Interest paid	$173,679

(a)	Includes a decrease in receivable for capital shares sold of $51,886.
(b)	Includes a decrease in payable for capital shares redeemed of $34,190.

See Notes to the Financial Statements

ATAC BETA ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

			For the Period
	Year Ended	Year Ended	Inception Through
	August 31, 2016	August 31, 2015	August 31, 2014(1)
PER SHARE DATA(2):

Net asset value, beginning of period	$24.19	$26.23	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.14	(0.04)	(0.07)
Net realized and unrealized gains (losses)
on investments(4)	2.66	(1.27)	1.29
Total from investment operations	2.80	(1.31)	1.22

LESS DISTRIBUTIONS:
From net realized gains	—	(0.74)	—
Total distributions	—	(0.74)	—

Paid in capital from redemption fees	— (5)	0.01	0.01

Net asset value, end of period	$26.99	$24.19	$26.23

TOTAL RETURN	11.58%	-5.09%	4.92	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$6.7	$7.5	$2.6

Ratio of expenses to average net assets(7):
Before expense reimbursement	4.00%	5.42%	15.95	%(8)
After expense reimbursement	1.75%	1.75%	1.75	%(8)

Ratio of net investment income (loss)
to average net assets(7):
Before expense reimbursement	(1.70)%	(3.82)%	(14.86	)%(8)
After expense reimbursement	0.55%	(0.15)%	(0.66	)%(8)

Portfolio turnover rate	1,754%	918%	1,239	%(6)

(1)	Inception date of the Fund was April 9, 2014.
(2)	Per share data calculated using the average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(5)	Amount rounds to less than $0.01.
(6)	Not annualized for periods less than one year.
(7)	Does not include income and expenses of investment companies in which the Fund invests.
(8)	Annualized for periods less than one year.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

	Year Ended	Year Ended	Year Ended	For the Period
	August 31,	August 31,	August 31,	Inception Through
	2016	2015	2014	August 31, 2013(1)
PER SHARE DATA(2):

Net asset value, beginning of period	$26.46	$27.43	$28.33	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.21)	0.05	0.33	(0.28)
Net realized and unrealized
gains (losses) on investments(4)	0.69	(0.94)	0.48	3.78
Total from investment operations	0.48	(0.89)	0.81	3.50

LESS DISTRIBUTIONS:
From net investment income	—	(0.09)	(0.35)	(0.22)
From net realized gains	—	—	(1.37)	—
Total distributions	—	(0.09)	(1.72)	(0.22)

Paid in capital from redemption fees	— (5)	0.01	0.01	0.05

Net asset value, end of period	$26.94	$26.46	$27.43	$28.33

TOTAL RETURN	1.81%	-3.17%	3.05%	14.28	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$83.4	$84.0	$102.8	$129.6

Ratio of expenses to average net assets(7):
Before expense reimbursement	2.09%	2.12%	1.89%	1.93	%(8)
After expense reimbursement	2.02%	2.04%	1.86%	1.75	%(8)

Ratio of expenses excluding interest
expenses to average net assets(7):
Before expense reimbursement	1.81%	1.82%	1.77%	1.93	%(8)
After expense reimbursement	1.74%	1.74%	1.74%	1.75	%(8)

Ratio of net investment income (loss)
to average net assets(7):
Before expense reimbursement	(0.88)%	0.12%	1.17%	(1.18	)%(8)
After expense reimbursement	(0.81)%	0.20%	1.20%	(1.00	)%(8)

Portfolio turnover rate	2,311%	1,876%	2,431%	1,436	%(6)

(1)	Inception date of the Fund was September 10, 2012.
(2)	Per share data calculated using the average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(5)	Amount rounds to less than $0.01
(6)	Not annualized for periods less than one year.
(7)	Does not include income and expenses of investment companies in which the Fund invests.
(8)	Annualized for periods less than one year.

See Notes to the Financial Statements

ATAC FUNDS

Notes to the Financial Statements
August 31, 2016

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Beta Rotation Fund (“Beta Rotation Fund”), and the ATAC Inflation Rotation Fund (“Inflation Rotation Fund”) (or collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of the Beta Rotation Fund is capital appreciation. The investment objective of the Inflation Rotation Fund is to achieve absolute positive returns over time.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Beta Rotation Fund commenced operations on April 9, 2014.  The Inflation Rotation Fund commenced operations on September 10, 2012.  The Funds currently offer one share class, the Investor Class.  Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended August 31, 2016, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended August 31, 2016, the Funds did not incur any interest or penalties.

Security Transactions, Income, and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any

ATAC FUNDS

Notes to the Financial Statements – Continued
August 31, 2016

such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.  For the year ended August 31, 2016, the Inflation Rotation Fund decreased accumulated net investment loss by $307,275, increased accumulated net realized loss by $1,287, and decreased paid-in capital by $305,988.

Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance

ATAC FUNDS

Notes to the Financial Statements – Continued
August 31, 2016

that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value each Fund’s securities as of August 31, 2016:

Beta Rotation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,694,841	$—	$—	$6,694,841
Short-Term Investment	6,551	—	—	6,551
Total Investments	$6,701,392	$—	$—	$6,701,392

Inflation Rotation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$109,980,195	$—	$—	$109,980,195
Short-Term Investment	305,905	—	—	305,905
Total Investments	$110,286,100	$—	$—	$110,286,100

Transfers between levels are recognized at the end of the reporting period.  During the year ended August 31, 2016, the Funds recognized no transfers to/from any Levels.  The Funds did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Pension Partners, LLC (“the Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Beta Rotation Fund	1.25%
Inflation Rotation Fund	1.25%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Funds for its expenses to ensure that total annual operating expenses (excluding leverage, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) based upon the average daily net assets of the Funds do not exceed the following annual rates:

Fund
Beta Rotation Fund	1.75%
Inflation Rotation Fund	1.74%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The

ATAC FUNDS

Notes to the Financial Statements – Continued
August 31, 2016

Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  During the year ended August 31, 2016, the Adviser did not recoup any of the previously waived fees.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Fund	8/31/2017	8/31/2018	8/31/2019
Beta Rotation Fund	$84,261	$165,574	$160,339
Inflation Rotation Fund	$29,093	$64,656	$59,221

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended August 31, 2016 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  For the year ended August 31, 2016, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Beta Rotation Fund	$17,845
Inflation Rotation Fund	$213,064

ATAC FUNDS

Notes to the Financial Statements – Continued
August 31, 2016

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Beta Rotation Fund		Inflation Rotation Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2016	2015	2016	2015
Shares sold	80,730	274,457	1,602,828	1,903,356
Shares issued to holders
in reinvestment of distributions	—	3,502	—	9,185
Shares redeemed	(142,513)	(66,773)	(1,679,914)	(2,485,575)
Net increase (decrease) in shares outstanding	(61,783)	211,186	(77,086)	(573,034)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the year ended August 31, 2016, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Beta Rotation Fund	$—	$—	$124,083,810	$125,619,833
Inflation Rotation Fund	—	—	2,332,369,413	2,304,542,637

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at August 31, 2016, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross	Net	Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Beta Rotation Fund	$114,516	$(17,964)	$96,552	$6,604,840
Inflation Rotation Fund	2,033,087	(213,611)	1,819,476	108,466,624

At August 31, 2016, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
	Ordinary	Accumulated	Unrealized	Accumulated
Fund	Income	Losses	Appreciation	Gains (Losses)
Beta Rotation Fund	$259,040	$—	$96,552	$355,592
Inflation Rotation Fund	—	(12,955,274)	1,819,476	(11,135,798)

As of August 31, 2016, the Inflation Rotation Fund had short-term capital loss carryovers of $7,529,944 which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  The Inflation Rotation Fund deferred, on a tax basis, short-term post-October losses of $4,892,837. The Inflation Rotation Fund also deferred, on a tax-basis, later year ordinary losses of $532,493.

ATAC FUNDS

Notes to the Financial Statements – Continued
August 31, 2016

The Funds did not pay a distribution during the year ended August 31, 2016.

The tax character of distributions paid during the year ended August 31, 2015, were as follows:

	Ordinary	Long Term
Fund	Income	Capital Gains	Total
Beta Rotation Fund*	$89,691	$—	$89,691
Inflation Rotation Fund	238,308	—	238,308

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9. LINE OF CREDIT

The Inflation Rotation Fund established an unsecured line of credit (“LOC”) in the amount of $7,000,000 or 33.33% of the fair value of the Fund’s investments, whichever is less. Prior to July 28, 2016, the LOC amount was $14,000,000 or 33.33% of the fair value of the Fund’s investments. The LOC matures, unless renewed on July 27, 2017. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions. The credit facility is with the Fund’s custodian U.S. Bank N.A. Interest is charged at the prime rate.  The interest rate during the period was between 3.25% and 3.50%. The weighted average interest rate paid on outstanding borrowings was 3.50%. The Inflation Rotation Fund has authorized U.S. Bank N.A. to charge any of the accounts of the Inflation Rotation Fund for any missed payments.

The Inflation Rotation Fund also has a line of credit with BNP Paribas for investment purposes. The loan is limited to one-third of the total assets (including the amount borrowed) of the Inflation Rotation Fund. The BNP Paribas credit facility does not have an expiration date. Borrowings under this credit facility bear interest at the 3-Month LIBOR rate plus 150 basis points, which was 2.34% as of August 31, 2016. The interest rate during the period was between 1.42% and 2.34%. The weighted average interest rate paid on outstanding borrowings was 1.85%.  Collateral for all borrowing with this credit facility is held at U.S. Bank N.A. and is part of the Fund’s holdings. Refer to the Schedule of Investments for further information.

For the year ended August 31, 2016, the Inflation Rotation Fund’s credit facility activity is as follows:

			Amount
			Outstanding
	Credit	Average	as of	Interest	Maximum
Fund	Facility Agent	Borrowings	August 31, 2016	Expense	Borrowing
Inflation Rotation Fund	U.S. Bank N.A.	$12,232	$—	$435	$1,968,000
Inflation Rotation Fund	BNP Paribas	12,656,356	26,763,089	237,855	31,500,000

ATAC FUNDS

Notes to the Financial Statements – Continued
August 31, 2016

10. SECTOR RISK

As of August 31, 2016, the Inflation Rotation Fund had a significant portion of its assets invested in the Emerging Markets sector.  Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, and economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

11. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2016, LPL Financial, LLC and National Financial Services, LLC held 35.6% and 31.1% of the Beta Rotation Fund, respectively and National Financial Services, LLC held 39.9% of the Inflation Rotation Fund.

ATAC FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of ATAC Funds and
Board of Trustees of Managed Portfolio Series

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ATAC Beta Rotation Fund and ATAC Inflation Rotation Fund (“ATAC Funds” or the “Funds”), each a series of Managed Portfolio Series, as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended for ATAC Beta Rotation Fund, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended for ATAC Inflation Rotation Fund.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting ATAC Funds as of August 31, 2016, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 27, 2016

ATAC FUNDS

Additional Information (Unaudited)
August 31, 2016

Trustees and Officers
Number of
		Term of	Portfolios in	Principal	Other Directorships
	Position(s)	Office and	Trust	Occupation(s)	Held by Trustee
Name, Address	Held with	Length of	Overseen	During the Past	During the Past
and Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Independent Trustees
Leonard M. Rush, CPA	Lead	Indefinite	36	Retired, Chief Financial	Independent Trustee,
615 E. Michigan St.	Independent	Term; Since		Officer, Robert W.	ETF Series Solutions
Milwaukee, WI 53202	Trustee	April 2011		Baird & Co. Incorporated	(15 Portfolios)
Year of Birth: 1946	and Audit			(2000-2011).	(2012-Present);
	Committee				Director, Anchor
	Chairman				Bancorp Wisconsin,
Inc. (2011-2013).
David A. Massart	Trustee	Indefinite	36	Co-Founder and Chief	Independent Trustee,
615 E. Michigan St.	and	Term; Since		Investment Strategist,	ETF Series Solutions
Milwaukee, WI 53202	Valuation	April 2011		Next Generation Wealth	(15 Portfolios)
Year of Birth: 1967	Committee			Management, Inc.	(2012-Present).
	Chairman			(2005-Present).
David M. Swanson	Trustee	Indefinite	36	Founder and Managing	Independent Trustee,
615 E. Michigan St.		Term; Since		Principal, SwanDog Strategic	ALPS Variable
Milwaukee, WI 53202		April 2011		Marketing, LLC (2006-Present);	Investment Trust
Year of Birth: 1957				Executive Vice President,	(9 Portfolios)
				Calamos Investments	(2006-Present);
				(2004-2006).	Independent Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present).
Interested Trustee
Robert J. Kern*	Chairman,	Indefinite	36	Executive Vice President,	None
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Trustee	January 2011		LLC (1994-Present).
Year of Birth: 1958
Officers
James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Principal	January 2011		LLC (2002-Present).
Year of Birth: 1957	Executive
Officer

ATAC FUNDS

Additional Information (Unaudited) – Continued
August 31, 2016

Number of
		Term of	Portfolios in	Principal	Other Directorships
	Position(s)	Office and	Trust	Occupation(s)	Held by Trustee
Name, Address	Held with	Length of	Overseen	During the Past	During the Past
and Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Chief	April 2013		LLC (2004-Present).
Year of Birth: 1966	Compliance
Officer and
Anti-Money
Laundering
Officer
Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Principal	January 2011		LLC (2005-Present).
Year of Birth: 1973	Financial
Officer
Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	N/A	Senior Vice President	N/A
615 E. Michigan St.		Term; Since		and Counsel, U.S. Bancorp
Milwaukee, WI 53202		August 2015		Fund Services, LLC
Year of Birth: 1965				(2006-Present).
Thomas A. Bausch, Esq.	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Secretary	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		May 2016		LLC (2016-Present);
Year of Birth: 1979				Associate, Godfrey & Kahn
S.C. (2012-2016); Graduate,
University of Wisconsin
Law School (2009-2012).
Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		September 2012		LLC (2005-Present).
Year of Birth: 1973
Benjamin Eirich	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		May 2016		LLC (2008-Present).
Year of Birth: 1981
Doug Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		May 2016		LLC (2002-Present).
Year of Birth: 1970

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

ATAC FUNDS

Additional Information (Unaudited) – Continued
August 31, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

ATAC FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Pension Partners, LLC
453 West 17th St., Suite 2SW
New York, NY 10011

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-282-2386.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended August 31, 2016 and August 31, 2015, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2016	FYE 8/31/2015
Audit Fees	$26,000	$26,000
Audit-Related Fees	$0	$0
Tax Fees	$ 5,000	$ 5,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 8/31/2016	FYE 8/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2016	FYE 8/31/2015
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*   /s/ James R. Arnold
James R. Arnold, President

Date     November 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ James R. Arnold
James R. Arnold, President

Date     November 3, 2016

By (Signature and Title)*    /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     November 3, 2016

* Print the name and title of each signing officer under his or her signature.